Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail) - PEN (S/)	Dec. 31, 2025	Dec. 31, 2024
Deposits and Obligations [Line Items]
Deposits and obligations covered by Peruvian Deposit Insurance Fund	S/ 22,138,836,000	S/ 19,978,058,000
Deposit insurance fund for each client coverage	S/ 116,700	S/ 121,600